July 27, 2011

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Artisan Partners Funds, Inc.: (File Nos. 33-88316 and 811-8932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Partners Funds, Inc. (the “Funds”) certifies that:

a.	the forms of prospectuses and statements of additional information relating to Artisan Growth Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares, dated July 25, 2011, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Funds’ registration statement was filed with the Securities and Exchange Commission electronically on July 25, 2011.

Very truly yours,

ARTISAN PARTNERS FUNDS, INC.

/s/ Sarah A. Johnson
By: Sarah A. Johnson Its: Secretary